Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 3,878
Amortization charge			$ (3,455)
Ending balance			3,878
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,416
Ending balance		28,288	28,416
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance		6,792
Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		3,878
Amortization charge			(3,455)
Ending balance			3,878
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		12,216	25,964
Additions			1,611
Disposals			(30,076)
Acquisition of Mexico's exploration assets			14,928
Disposal of Mexico's exploration assets			(14,255)
Reversal of long-lived assets impairment			14,044
Ending balance			12,216
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,416	28,484
Disposals	[1]	(128)	(68)
Ending balance		28,288	28,416
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		12,216
Additions		6,030
Ending balance		18,246	12,216
Cost [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		12,216	10,605
Additions			1,611
Ending balance			12,216
Cost [member] | Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			15,359
Disposals	[2]		(30,076)
Acquisition of Mexico's exploration assets	[3]		14,928
Disposal of Mexico's exploration assets	[3]		(14,255)
Reversal of long-lived assets impairment	[4]		14,044
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(8,338)	(4,883)
Ending balance			(8,338)
Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(8,338)
Amortization charge		(3,116)
Ending balance		(11,454)	(8,338)
Accumulated amortization [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ (8,338)	(4,883)
Ending balance			$ (8,338)

[1]	Related to the “farmout agreement I” (see Note 29.3.2.1).
[2]	Related to exploration rights of operated area CS-01 in Mexico transferred to “Property, plant and equipment” (see Note 13). These transactions did not generate cash flows.
[3]	These transactions did not generate cash flows (see Note 29.3.11).
[4]	See Note 3.2.2.